/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending August 31, 1999

MFS Multimarket Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
8/6/99      Shares of        9,800            6.375            7.09      Merrill
            Beneficial                                                   Lynch
            Interest
8/16/99     Shares of        25,000           6.1875           7.05      Merrill
            Beneficial                                                   Lynch
            Interest
8/17/99     Shares of        70,000           6.25             7.07      Merrill
            Beneficial                                                   Lynch
            Interest
8/19/99     Shares of        15,800           6.25             7.06      Merrill
            Beneficial                                                   Lynch
            Interest
8/20/99     Shares of        100,000          6.3125           7.06      Merrill
            Beneficial                                                   Lynch
            Interest
8/24/99     Shares of        60,000           6.3125           7.07      Merrill
            Beneficial                                                   Lynch
            Interest
8/26/99     Shares of        20,000           6.3125           7.08      Merrill
            Beneficial                                                   Lynch
            Interest
8/30/99     Shares of        15,500           6.25             7.06      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased: 316,100
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer